SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Number of customers that account for one hundred percent of sales revenue	6	6
Major customer 1 [Member]
Statement [Line Items]
Percentage of entity's revenue	54.00%	32.00%
Major customer 2 [Member]
Statement [Line Items]
Percentage of entity's revenue	17.00%	29.00%
Major customer 3 [Member]
Statement [Line Items]
Percentage of entity's revenue	15.00%	24.00%